Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Changes in Allowance for Loan Losses

Changes in the allowance for loan losses for the years ended December 31, 2018, 2017 and 2016 are presented below:

Commercial	2018	2017	2016
	(dollars in thousands)
Balance, beginning of year	$1,401	$1,404	$1,310
Provision (recovery) charged to operations	132	(72)	175
Charge-offs	(245)	(31)	(146)
Recoveries	46	100	65
Net (charge-offs) recoveries	(199)	69	(81)
Other	—	—	—
Balance, end of year	$1,334	$1,401	$1,404

Non-Commercial	2018	2017	2016
	(dollars in thousands)
Balance, beginning of year	$1,057	$1,303	$1,574
Provision (recovery) charged to operations	(42)	(164)	(263)
Charge-offs	(81)	(177)	(244)
Recoveries	106	95	236
Net (charge-offs) recoveries	25	(82)	(8)
Other	—	—	—
Balance, end of year	$1,040	$1,057	$1,303

Total	2018	2017	2016
	(dollars in thousands)
Balance, beginning of year	$2,458	$2,707	$2,884
Provision (recovery) charged to operations	90	(236)	(88)
Charge-offs	(326)	(208)	(390)
Recoveries	152	195	301
Net (charge-offs)	(174)	(13)	(89)
Other	—	—	—
Balance, end of year	$2,374	$2,458	$2,707

Schedule of Loans and Reserve Balances by Loan Segment Both Individually and Collectively Evaluated for Impairment

The following table shows period-end loans and reserve balances by loan segment both individually and collectively evaluated for impairment at December 31, 2018 and 2017:

December 31, 2018	Individually Evaluated		Collectively Evaluated		Total
	Reserve	Loans	Reserve	Loans	Reserve	Loans
	(dollars in thousands)
Commercial	$42	$1,359	$1,292	$217,592	$1,334	$218,951
Non-Commercial	112	3,119	928	147,900	1,040	151,019
Total	$154	$4,478	$2,220	$365,492	$2,374	$369,970

December 31, 2017	Individually Evaluated		Collectively Evaluated		Total
	Reserve	Loans	Reserve	Loans	Reserve	Loans
	(dollars in thousands)
Commercial	$22	$1,788	$1,379	$208,022	$1,401	$209,810
Non-Commercial	172	3,781	885	143,280	1,057	147,061
Total	$194	$5,569	$2,264	$351,302	$2,458	$356,871

Past Due Information of Loan Portfolio by Class

Past due loan information is used by management when assessing the adequacy of the allowance for loan loss. The following tables summarize the past due information of the loan portfolio by class:

December 31, 2018	Loans 30-89 Days Past Due	Loans 90 Days or More Past due and Non - Accrual	Total Past Due Loans	Current Loans	Total Loans	Accruing Loans 90 or More Days Past Due
	(dollars in thousands)
Commercial	$54	$—	$54	$57,122	$57,176	$—
Real estate - commercial	—	273	273	130,361	130,634	—
Other real estate construction	—	47	47	31,094	31,141	—
Real estate construction	—	—	—	7,805	7,805	—
Real estate - residential	890	606	1,496	74,908	76,404	—
Home equity	100	118	218	52,323	52,541	—
Consumer loan	86	—	86	12,073	12,159	—
Other loans	—	—	—	2,110	2,110	—
Total	$1,130	$1,044	$2,174	$367,796	$369,970	$—

December 31, 2017	Loans 30-89 Days Past Due	Loans 90 Days or More Past due and Non - Accrual	Total Past Due Loans	Current Loans	Total Loans	Accruing Loans 90 or More Days Past Due
	(dollars in thousands)
Commercial	$—	$34	$34	$54,878	$54,912	$—
Real estate - commercial	—	377	377	114,335	114,712	—
Other real estate construction	—	51	51	40,135	40,186	—
Real estate construction	—	—	—	5,024	5,024	—
Real estate - residential	579	540	1,119	76,800	77,919	—
Home equity	108	23	131	50,375	50,506	—
Consumer loan	83	—	83	10,691	10,774	—
Other loans	—	—	—	2,838	2,838	—
Total	$770	$1,025	$1,795	$355,076	$356,871	$—

Composition of Nonaccrual Loans by Class

The composition of nonaccrual loans by class as of December 31, 2018 and 2017 is as follows:

	2018	2017
	(dollars in thousands)
Commercial	$—	$34
Real estate - commercial	273	377
Other real estate construction	47	51
Real estate 1 – 4 family construction	—	—
Real estate – residential	606	540
Home equity	118	23
Consumer loans	—	—
Other loans	—	—
	$1,044	$1,025

Summary of Risk Grades of Portfolio by Class

The tables below summarize risk grades of the loan portfolio by class as of December 31, 2018 and 2017:

December 31, 2018	Pass	Watch	Sub- standard	Doubtful	Total
	(dollars in thousands)
Commercial	$55,883	$1,284	$9	$—	$57,176
Real estate - commercial	127,592	1,518	1,524	—	130,634
Other real estate construction	28,711	2,070	360	—	31,141
Real estate 1 - 4 family construction	7,805	—	—	—	7,805
Real estate - residential	69,900	5,470	1,034	—	76,404
Home equity	52,028	395	118	—	52,541
Consumer loans	12,085	73	1	—	12,159
Other loans	2,110	—	—	—	2,110
Total	$356,114	$10,810	$3,046	$—	$369,970

December 31, 2017	Pass	Watch	Sub- standard	Doubtful	Total
	(dollars in thousands)
Commercial	$53,649	$1,215	$48	$—	$54,912
Real estate - commercial	109,224	3,321	2,167	—	114,712
Other real estate construction	38,082	1,713	391	—	40,186
Real estate 1 - 4 family construction	5,024	—	—	—	5,024
Real estate - residential	69,645	7,119	1,155	—	77,919
Home equity	49,743	740	23	—	50,506
Consumer loans	10,709	64	1	—	10,774
Other loans	2,838	—	—	—	2,838
Total	$338,914	$14,172	$3,785	$—	$356,871

Summary of Performing and Nonperforming Loans by Class

The following tables show the breakdown between performing and nonperforming loans by class as of December 31, 2018 and 2017:

December 31, 2018	Performing	Non- Performing	Total
	(dollars in thousands)
Commercial	$57,176	$—	$57,176
Real estate - commercial	130,361	273	130,634
Other real estate construction	31,094	47	31,141
Real estate 1 – 4 family construction	7,805	—	7,805
Real estate – residential	75,798	606	76,404
Home equity	52,423	118	52,541
Consumer loans	12,159	—	12,159
Other loans	2,110	—	2,110
Total	$368,926	$1,044	$369,970

December 31, 2017	Performing	Non- Performing	Total
	(dollars in thousands)
Commercial	$54,878	$34	$54,912
Real estate - commercial	114,335	377	114,712
Other real estate construction	40,135	51	40,186
Real estate 1 – 4 family construction	5,024	—	5,024
Real estate – residential	77,379	540	77,919
Home equity	50,483	23	50,506
Consumer loans	10,774	—	10,774
Other loans	2,838	—	2,838
Total	$355,846	$1,025	$356,871

Summary of Loans Deemed Impaired and Specific Reserves Allocated by Class	The tables below summarize the loans deemed impaired and the amount of specific reserves allocated by class as of December 31, 2018 and 2017:

	As of December 31, 2018				Year Ended December 31, 2018
		Recorded	Recorded
	Unpaid	Investment	Investment		Average
	Principal	With No	With	Related	Recorded	Interest
	Balance	Allowance	Allowance	Allowance	Investment	Income
	(dollars in thousands)
Commercial	$7	$—	$7	$—	$32	$—
Real estate - commercial	1,258	93	1,165	38	1,503	51
Other real estate construction	632	47	47	4	132	3
Real estate 1 -4 family construction	—	—	—	—	—	—
Real estate - residential	3,005	901	2,104	110	3,505	145
Home equity	83	51	32	1	54	3
Consumer loans	31	—	31	1	40	3
Other loans	—	—	—	—	—	—
Total	$5,016	$1,092	$3,386	$154	$5,266	$205

					Year Ended
	As of December 31, 2017				December 31, 2017
		Recorded	Recorded
	Unpaid	Investment	Investment		Average
	Principal	With No	With	Related	Recorded	Interest
	Balance	Allowance	Allowance	Allowance	Investment	Income
	(dollars in thousands)
Commercial	$44	$10	$34	$10	$25	$2
Real estate - commercial	1,593	1,305	288	9	1,650	72
Other real estate construction	689	101	50	3	208	5
Real estate 1 -4 family construction	—	—	—	—	3	—
Real estate - residential	3,701	1,319	2,382	171	3,762	179
Home equity	35	22	13	1	66	1
Consumer loans	45	45	—	—	53	4
Other loans	—	—	—	—	—	—
Total	$6,107	$2,802	$2,767	$194	$5,767	$263

					Year Ended
	As of December 31, 2016				December 31, 2016
		Recorded	Recorded
	Unpaid	Investment	Investment		Average
	Principal	With No	With	Related	Recorded	Interest
	Balance	Allowance	Allowance	Allowance	Investment	Income
	(dollars in thousands)
Commercial	$29	$13	$16	$2	$31	$8
Real estate - commercial	1,671	1,552	119	9	887	64
Other real estate construction	831	190	103	5	296	6
Real estate 1 -4 family construction	6	—	6	—	9	1
Real estate - residential	3,994	2,072	1,922	123	4,434	201
Home equity	35	35	—	—	49	1
Consumer loans	61	61	—	—	71	6
Other loans	—	—	—	—	—	—
Total	$6,627	$3,923	$2,166	$139	$5,777	$287